Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Related Parties
12. Related Parties
Effective December 29, 2022, Michael Vasconcelles, a member of the Company’s board of directors, joined ImmunoGen as Executive Vice President of Research, Development, and Medical Affairs. The Company and ImmunoGen entered into a license agreement in November 2022 (see Note 10) and a Material Transfer and Evaluation Agreement, as amended, in August 2020. During the three months ended March 31, 2023, the Company recorded expense of less than $0.1 million related to these agreements. As of March 31, 2023 and December 31, 2022, amounts on the consolidated balance sheet related to these agreements was less than $0.1 million which was included in accounts payable and accrued expenses.
Effective March 2018, Amy Lynn Ronneberg, the then serving President of Be The Match BioTherapies, LLC, became a member of the Company’s board of directors and subsequently was appointed Chief Executive Officer of the National Marrow Donor Program/Be The Match (“NMDP/Be The Match”) organization in June 2020. The Company had collaboration agreements with the National Marrow Donor Program (as successor in interest to Be The Match BioTherapies Collection Services, LLC (formerly known as Be The Match BioTherapies, LLC)) which expired in December 2022, and research agreements in 2018 and 2020 with an affiliated organization, Center for International Blood and Marrow Transplant Research for work that has been completed. In addition, in June 2020, the Company entered into a clinical collaboration agreement with NMDP/Be The Match to evaluate the potential utility of
MGTA-145
for mobilizing and collecting hematopoietic stem cells from donors in a single day and then using them for allogeneic transplant in patients. Under the terms of this agreement, the Company was obligated to fund up to fifty percent of NMDP/Be The Match clinical trial costs and provide the trial drugs to be included in research and development expense. The clinical collaboration was discontinued in the first quarter of 2023. During the three months ended March 31, 2023 and 2022, the Company recorded expense of less than $0.1 million and $0.1 million, respectively, related to these agreements. As of March 31, 2023, there were no amounts on the consolidated balance sheet related to these agreements. As of December 31, 2022, amounts on the consolidated balance sheet related to these agreements was $0.1 million, which was included in accounts payable and accrued expenses and other cu
r
rent liabilities.

12. Related Parties
Effective December 29, 2022, Michael Vasconcelles, a member of t he Com
pany’s board of directors, became ImmunoGen’s Executive Vice President of Research, Development, and Medical Affairs. The Company and ImmunoGen entered into a license agreement in November 2022 (see Note 9) and a Material Transfer and Evaluation Agreement, as amended, in August 2020. For the year ended December 31, 2022, the Company recorded expense of $4.6 million related to these agreements. As of December 31, 2022, amounts on the consolidated balance sheet related to these agreements was $0.1 million which was included in accounts payable and accrued expenses.
Effective March 2018, Amy Lynn Ronneberg, the then serving President of Be The Match BioTherapies, LLC, became a member of the Company’s board of directors and subsequently was appointed Chief Executive Officer of the National Marrow Donor Program/Be The Match, or NMDP/Be The Match, organization in June 2020. The Company has collaboration agreements with the National Marrow Donor Program (as successor in interest to Be The Match BioTherapies Collection Services, LLC (formerly known as Be The Match BioTherapies, LLC)) and a research agreement with an affiliated organization, Center for International Blood and Marrow Transplant Research. In addition, in June 2020, the Company entered into a clinical collaboration agreement with NMDP/Be The Match to evaluate the potential utility of
MGTA-145
for mobilizing and collecting hematopoietic stem cells from donors in a single day and then using them for allogeneic transplant in patients. Under the terms of this agreement, the Company shall fund up to fifty percent of NMDP/Be The Match clinical trial costs and provide the trial drugs which will be incl uded i
n research and development expense. For the years ended December 31, 2022 and 2021, the Company recorded expense of $0.3 million and $0.7 million, respectively, related to these agreements. As of December 31, 2022 and 2021, amounts on the consolidated balance sheets related to these agreements were $0.1 million and $0.2 million, respectively, which amounts were included in accounts payable and accrued expenses and other current liabilities and less than $0.1 million as of December 31, 2021, which amount was included in prepaid expenses and other current assets.